CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 224,000,000	$ 293,000,000	$ 485,000,000
Restricted cash	55,000,000	160,000,000	103,000,000
Accounts receivable, net	143,000,000	158,000,000	110,000,000
Amount due from related parties, net	62,000,000	28,000,000	85,000,000
Assets held for sale - current	392,000,000	1,145,000,000	109,000,000
Other current assets	267,000,000	197,000,000	187,000,000
Total current assets	1,143,000,000	1,981,000,000	1,079,000,000
Non-current assets
Investment in associated companies	79,000,000	27,000,000	24,000,000
Drilling units	1,648,000,000	1,431,000,000	1,755,000,000
Restricted cash	70,000,000	63,000,000	65,000,000
Deferred tax assets	10,000,000	10,000,000	9,000,000
Equipment	9,000,000	11,000,000	19,000,000
Amount due from related parties, net	0	0	6,000,000
Assets held for sale - non-current	0	347,000,000	976,000,000
Other non-current assets	23,000,000	27,000,000	45,000,000
Total non-current assets	1,839,000,000	1,916,000,000	2,899,000,000
Total assets	2,982,000,000	3,897,000,000	3,978,000,000
Current liabilities
Debt due within one year	32,000,000	0	5,545,000,000
Trade accounts payable	75,000,000	53,000,000	41,000,000
Amounts due to related parties - current		0	7,000,000
Liabilities associated with assets held for sale - current	37,000,000	983,000,000	692,000,000
Other current liabilities	273,000,000	219,000,000	277,000,000
Total current liabilities	417,000,000	1,255,000,000	6,562,000,000
Liabilities subject to compromise	0	6,117,000,000	0
Liabilities subject to compromise associated with assets held for sale	0	118,000,000	0
Non-current liabilities
Long-term debt	950,000,000	0
Long-term debt due to related parties		0	426,000,000
Deferred tax liabilities	9,000,000	9,000,000	10,000,000
Liabilities associated with assets held for sale non current	0	2,000,000	0
Other non-current liabilities	152,000,000	112,000,000	120,000,000
Total non-current liabilities	1,111,000,000	123,000,000	556,000,000
Commitments and contingencies (see Note 30)
EQUITY
Common shares of par value US$0.10 per share 138,880,000 shares authorized and 100,384,435 issued at December 31, 2021 and December 31, 2020	500,000	10,038,444	10,038,444
Additional paid in capital	1,499,000,000	3,504,000,000	3,504,000,000
Accumulated other comprehensive loss	3,000,000	(15,000,000)	(26,000,000)
Retained loss	(48,000,000)	(7,215,000,000)	(6,628,000,000)
Total deficit	1,454,000,000	(3,716,000,000)	(3,140,000,000)
Total liabilities and equity	$ 2,982,000,000	$ 3,897,000,000	$ 3,978,000,000